ALLOWANCES AND REFUNDS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Negotiated Payments [Member] Legislation Change in San Diego [Member]	Sep. 30, 2014 Legislation Change in San Diego [Member] Maximum [Member]	Sep. 30, 2014 Legislation Change in San Diego [Member] Minimum [Member]	Sep. 30, 2014 Legislation Change in San Diego [Member] Minimum [Member]	Mar. 31, 2014 Legislation Change in San Diego [Member]	Sep. 30, 2014 Legislation Change in San Diego [Member]
ALLOWANCES AND REFUNDS (Details) [Line Items]
Number of Licenses, Available								130	32	32
Sales Returns and Allowances, Goods	$ 0	$ 0	$ 1,229,710	$ 0	$ 0	$ 0						$ 842,825
Allowance for Doubtful Accounts Receivable, Write-offs			148,600									22,500
Estimated Refund Provision												386,885
Customer Refund Liability, Current							88,000					34,000
Customer Refundable Fees, Refund Payments											352,885
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)			679,377
Allowance for Doubtful Accounts Receivable	$ 530,777		$ 530,777